SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Total equity attributable to shareholders of the Parent Company	Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasure-ment of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2022	€ 732,321	€ 678,949	€ 5,939	€ 721,187	€ 5,295	€ 13,379	€ 1,252	€ (795)	€ 25,278	€ (451,174)	€ (169,732)	€ 528,320	€ 53,372
Profit	52,116	45,967										45,967	6,149
Other comprehensive income/(loss)	(11,090)	(10,603)			(6,059)	(5,198)	282	372					(487)
Total comprehensive income	41,026	35,364			(6,059)	(5,198)	282	372				45,967	5,662
Dividends	(31,099)	(25,031)										(25,031)	(6,068)
Sale of treasury shares, net	3,654	3,654								3,902	(248)
Exercise of warrants	63,496	63,496	115	64,617							(1,236)
Share-based payments	6,536	6,536									6,536
Settlement of share-based payments	0	0								10,650	(11,093)	443
Other changes	(1,015)	(1,015)									5,389	(6,404)
At end of period at Jun. 30, 2023	814,919	761,953	6,054	785,804	(764)	8,181	1,534	(423)	25,278	(436,622)	(170,384)	543,295	52,966
At beginning of period at Dec. 31, 2023	900,896	840,294	9,154	782,587	(9,856)	5,826	2,375	(160)	22,133	(436,622)	(153,996)	618,853	60,602
Profit	31,332	25,085										25,085	6,247
Other comprehensive income/(loss)	10,227	9,844			15,299	(5,089)	(438)	72					383
Total comprehensive income	41,559	34,929			15,299	(5,089)	(438)	72				25,085	6,630
Dividends	(31,651)	(30,207)										(30,207)	(1,444)
Share-based payments	4,151	4,151									4,151
Settlement of share-based payments	0	0								17,552	(19,810)	2,258
Acquisition of non-controlling interests	(750)	3,511										3,511	(4,261)
At end of period at Jun. 30, 2024	€ 914,205	€ 852,678	€ 9,154	€ 782,587	€ 5,443	€ 737	€ 1,937	€ (88)	€ 22,133	€ (419,070)	€ (169,655)	€ 619,500	€ 61,527